Other current liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Other current liabilities

Note  21.   Other current liabilities

Other current liabilities consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Other tax payable	81	200
Customer contract liability, current	28	83
Stock-based compensation liability, current	1,639	—
Total other current liabilities	1,748	283